UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22442


                    First Trust High Income Long/Short Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               ----------


             Date of reporting period: July 1, 2012 - June 30, 2013
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record



                                                                                                               Mngmt.      Vote
Company          Meeting       Meeting               Security ID    Item                                       Recom-      Instruc-
Name             Date          Type        Ticker    on Ballot      Number    Proposal            Proponent    mendation   tion
------------------------------------------------------------------------------------------------------------------------------------

Citigroup Inc.   24-Apr-13     Annual        C       172967424       1a       Elect Director      Management     For        For
                                                                              Michael L. Corbat
Citigroup Inc.   24-Apr-13     Annual        C       172967424       1b       Elect Director      Management     For        For
                                                                              Franz B. Humer
Citigroup Inc.   24-Apr-13     Annual        C       172967424       1c       Elect Director      Management     For        For
                                                                              Robert L. Joss
Citigroup Inc.   24-Apr-13     Annual        C       172967424       1d       Elect Director      Management     For        For
                                                                              Michael E. O'Neill
Citigroup Inc.   24-Apr-13     Annual        C       172967424       1e       Elect Director      Management     For        For
                                                                              Judith Rodin
Citigroup Inc.   24-Apr-13     Annual        C       172967424       1f       Elect Director      Management     For        For
                                                                              Robert L. Ryan
Citigroup Inc.   24-Apr-13     Annual        C       172967424       1g       Elect Director      Management     For        For
                                                                              Anthony M.
                                                                              Santomero
Citigroup Inc.   24-Apr-13     Annual        C       172967424       1h       Elect Director      Management     For        For
                                                                              Joan E. Spero
Citigroup Inc.   24-Apr-13     Annual        C       172967424       1i       Elect Director      Management     For        For
                                                                              Diana L. Taylor
Citigroup Inc.   24-Apr-13     Annual        C       172967424       1j       Elect Director      Management     For        For
                                                                              William S.
                                                                              Thompson, Jr.
Citigroup Inc.   24-Apr-13     Annual        C       172967424       1k       Elect Director      Management     For        For
                                                                              Ernesto Zedillo
                                                                              Ponce de Leon
Citigroup Inc.   24-Apr-13     Annual        C       172967424       2        Ratify Auditors     Management     For        For
Citigroup Inc.   24-Apr-13     Annual        C       172967424       3        Advisory Vote to    Management     For        For
                                                                              Ratify Named
                                                                              Executive
                                                                              Officers'
                                                                              Compensation
Citigroup Inc.   24-Apr-13     Annual        C       172967424       4        Amend Omnibus       Management     For        For
                                                                              Stock Plan
Citigroup Inc.   24-Apr-13     Annual        C       172967424       5        Stock               Share Holder   Against    For
                                                                              Retention/Holding
                                                                              Period
Citigroup Inc.   24-Apr-13     Annual        C       172967424       6        Report on Lobbying  Share Holder   Against    For
                                                                              Payments and
                                                                              Policy
Citigroup Inc.   24-Apr-13     Annual        C       172967424       7        Amend               Share Holder   Against    Against
                                                                              Indemnifications
                                                                              Provisions


Page 1


Ford Motor       09-May-13     Annual        F       345370860       1.1      Elect Director      Management     For        For
Company                                                                       Stephen G. Butler
Ford Motor       09-May-13     Annual        F       345370860       1.2      Elect Director      Management     For        For
Company                                                                       Kimberly A.
                                                                              Casiano
Ford Motor       09-May-13     Annual        F       345370860       1.3      Elect Director      Management     For        For
Company                                                                       Anthony F. Earley,
                                                                              Jr.
Ford Motor       09-May-13     Annual        F       345370860       1.4      Elect Director      Management     For        For
Company                                                                       Edsel B. Ford II
Ford Motor       09-May-13     Annual        F       345370860       1.5      Elect Director      Management     For        For
Company                                                                       William Clay Ford,
                                                                              Jr.
Ford Motor       09-May-13     Annual        F       345370860       1.6      Elect Director      Management     For        For
Company                                                                       Richard A.
                                                                              Gephardt
Ford Motor       09-May-13     Annual        F       345370860       1.7      Elect Director      Management     For        For
Company                                                                       James H. Hance,
                                                                              Jr.
Ford Motor       09-May-13     Annual        F       345370860       1.8      Elect Director      Management     For        For
Company                                                                       William W. Helman
                                                                              IV
Ford Motor       09-May-13     Annual        F       345370860       1.9      Elect Director Jon  Management     For        For
Company                                                                       M. Huntsman, Jr.
Ford Motor       09-May-13     Annual        F       345370860       1.10     Elect Director      Management     For        Against
Company                                                                       Richard A.
                                                                              Manoogian
Ford Motor       09-May-13     Annual        F       345370860       1.11     Elect Director      Management     For        For
Company                                                                       Ellen R. Marram
Ford Motor       09-May-13     Annual        F       345370860       1.12     Elect Director      Management     For        For
Company                                                                       Alan Mulally
Ford Motor       09-May-13     Annual        F       345370860       1.13     Elect Director      Management     For        For
Company                                                                       Homer A. Neal
Ford Motor       09-May-13     Annual        F       345370860       1.14     Elect Director      Management     For        For
Company                                                                       Gerald L. Shaheen
Ford Motor       09-May-13     Annual        F       345370860       1.15     Elect Director      Management     For        For
Company                                                                       John L. Thornton
Ford Motor       09-May-13     Annual        F       345370860       2        Ratify Auditors     Management     For        For
Company
Ford Motor       09-May-13     Annual        F       345370860       3        Advisory Vote to    Management     For        For
Company                                                                       Ratify Named
                                                                              Executive
                                                                              Officers'
                                                                              Compensation
Ford Motor       09-May-13     Annual        F       345370860       4        Amend Executive     Management     For        Against
Company                                                                       Incentive Bonus
                                                                              Plan
Ford Motor       09-May-13     Annual        F       345370860       5        Amend Omnibus       Management     For        Against
Company                                                                       Stock Plan
Ford Motor       09-May-13     Annual        F       345370860       6        Approval of Tax     Management     For        For
Company                                                                       Benefits
                                                                              Preservation Plan
Ford Motor       09-May-13     Annual        F       345370860       7        Approve             Share Holder   Against    For
Company                                                                       Recapitalization
                                                                              Plan for all Stock
                                                                              to Have One-vote
                                                                              per Share
Ford Motor       09-May-13     Annual        F       345370860       8        Amend Bylaws --     Share Holder   Against    For
Company                                                                       Call Special
                                                                              Meetings


Page 2


General Motors   06-Jun-13     Annual        GM      37045V100       1a       Elect Director      Management     For        For
Company                                                                       Daniel F. Akerson
General Motors   06-Jun-13     Annual        GM      37045V100       1b       Elect Director      Management     For        Against
Company                                                                       David Bonderman
General Motors   06-Jun-13     Annual        GM      37045V100       1c       Elect Director      Management     For        For
Company                                                                       Erroll B. Davis,
                                                                              Jr.
General Motors   06-Jun-13     Annual        GM      37045V100       1d       Elect Director      Management     For        For
Company                                                                       Stephen J. Girsky
General Motors   06-Jun-13     Annual        GM      37045V100       1e       Elect Director E.   Management     For        For
Company                                                                       Neville Isdell
General Motors   06-Jun-13     Annual        GM      37045V100       1f       Elect Director      Management     For        For
Company                                                                       Robert D. Krebs
General Motors   06-Jun-13     Annual        GM      37045V100       1g       Elect Director      Management     For        For
Company                                                                       Kathryn V.
                                                                              Marinello
General Motors   06-Jun-13     Annual        GM      37045V100       1h       Elect Director      Management     For        For
Company                                                                       Michael G. Mullen
General Motors   06-Jun-13     Annual        GM      37045V100       1i       Elect Director      Management     For        For
Company                                                                       James J. Mulva
General Motors   06-Jun-13     Annual        GM      37045V100       1j       Elect Director      Management     For        For
Company                                                                       Patricia F. Russo
General Motors   06-Jun-13     Annual        GM      37045V100       1k       Elect Director      Management     For        For
Company                                                                       Thomas M. Schoewe
General Motors   06-Jun-13     Annual        GM      37045V100       1l       Elect Director      Management     For        For
Company                                                                       Theodore M. Solso
General Motors   06-Jun-13     Annual        GM      37045V100       1m       Elect Director      Management     For        For
Company                                                                       Carol M.
                                                                              Stephenson
General Motors   06-Jun-13     Annual        GM      37045V100       1n       Elect Director      Management     For        For
Company                                                                       Cynthia A. Telles
General Motors   06-Jun-13     Annual        GM      37045V100       2        Ratify Auditors     Management     For        For
Company
General Motors   06-Jun-13     Annual        GM      37045V100       3        Advisory Vote to    Management     For        For
Company                                                                       Ratify Named
                                                                              Executive
                                                                              Officers'
                                                                              Compensation
General Motors   06-Jun-13     Annual        GM      37045V100       4        Require             Share Holder   Against    Against
Company                                                                       Independent Board
                                                                              Chairman
General Motors   06-Jun-13     Annual        GM      37045V100       5        Stock               Share Holder   Against    For
Company                                                                       Retention/Holding
                                                                              Period

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST HIGH INCOME LONG/SHORT FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                           -----------------------------------
                           Mark R. Bradley, President


Date                       July 11, 2013
                           -------------------------

* Print the name and title of each signing officer under his or her signature.